Subsequent Event	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Subsequent Event
Note 34 – Subsequent Event

Issue of Subordinate Notes Tier 2

On January 12, 2021, ITAÚ UNIBANCO HOLDING priced the issue of subordinate notes Tier II 2, issued on January 15, maturing in ten years and three months, in the amount of US$ 500 million, at the fixed rate of 3.875%, effective for five years and three months from the issue date. As from this date, inclusive, the interest rate will be recalculated for another 5 years based on the interest rate of securities issued by the Treasury of the United States of America for the same period.

ITAÚ UNIBANCO HOLDING may repurchase the Notes as from the 5 th
year until the 5
th
year and three months of the issue date, and it will be subject to BACEN’s approval.

BACEN’s approval will be requested for the Notes to make up the Supplementary Capital of Referential Equity of ITAÚ UNIBANCO HOLDING, thus increasing by 0.25 p.p. its Basel Ratio, considering the exchange rate of January 8, quoted at R$ 5.37.

The Issue is neither subject to registration rules with the Securities Exchange Commission (SEC), in the United States, nor to registration with the Brazilian Securities Commission (CVM), in Brazil, in compliance with applicable law and regulations.

The Notes were offered only to qualified institutional investors and to non-American investors outside the territory of the United States of America.

ITAÚ UNIBANCO HOLDING will use the funds raised by the Notes to finance or refinance green, social and/or sustainable projects.

XP INC Corporate Reorganization

At the Extraordinary Stockholders’ Meeting held on January 31, 2021, the corporate reorganization was decided in order to segregate the business line related to interest in XP INC’s capital to the new company that will be named XPart S.A. The XPart S.A. will be constituted by the portion of investment in XP INC and for the cash amount corresponding to R$ 10, and is subject to a favorable opinion from the regulatory authority obtained by the controllers for the completion of the operation. The percentage of XP INC’s capital to be held by XPart S.A. will be 40.52%, totaling R$ 9,371 on the base of December 31, 2020.

ITAÚ UNIBANCO HOLDING’s stockholders will then hold an ownership interest in XPart S.A., with the completion of the operation. After registration as a publicly-held company and authorization to list securities issued by XPart S.A., the ownership interest on XPart S.A. will be distributed to the shareholders of ITAÚ UNIBANCO HOLDING. The shares issued by XPart S.A. will be attributed to ITAÚ UNIBANCO HOLDING’s stockholders in the same number, type and proportion of the shares previously held by them in ITAÚ UNIBANCO HOLDING.